Business Combinations (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Nov. 13, 2014	Jun. 20, 2014
Business Acquisition [Line Items]
Risk Management Assets, Current	$ 367	$ 707
Goodwill	2,790	2,917
Asset Retirement Obligation	$ (773)	$ (870)
Athlon Energy Inc [Member]
Business Acquisition [Line Items]
Total Purchase Price			$ 5,964
Cash - acquisition			2
Accounts receivable and other current assets			133
Risk Management Assets, Current			80
Other assets			2
Goodwill			1,724
Accounts payable and accrued liabilities			(195)
Long-term debt, including revolving credit facility			(1,497)
Asset Retirement Obligation			(25)
Deferred income taxes - acquisition			(1,724)
Athlon Energy Inc [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Long-term debt, including revolving credit facility			(1,150)
Athlon Energy Inc [Member] | Proved Properties [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net			2,124
Athlon Energy Inc [Member] | Unproved Properties [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net			5,338
Athlon Energy Inc [Member] | Other Capitalized Property Plant and Equipment [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net			$ 2
Eagle Ford assets (Freeport-McMoRan) [Member]
Business Acquisition [Line Items]
Total Purchase Price				$ 2,923
Accounts receivable and other current assets				4
Asset Retirement Obligation				(32)
Eagle Ford assets (Freeport-McMoRan) [Member] | Proved Properties [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net				2,873
Eagle Ford assets (Freeport-McMoRan) [Member] | Unproved Properties [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net				$ 78